UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22004

Voya Asia Pacific High Dividend Equity Income Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: November 30, 2017

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Asia Pacific High Dividend Equity Income Fund

The schedules are not audited.

Voya Asia Pacific High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 95.4%
		Australia: 19.3%
329,047		Aurizon Holdings Ltd.	$1,323,900	1.0
183,431		Australia & New Zealand Banking Group Ltd.	3,983,151	2.9
395,201		Charter Hall Group	1,891,604	1.4
215,400		Coca-Cola Amatil Ltd.	1,298,245	0.9
652,852		Metcash Ltd.	1,370,368	1.0
1,097,874		Nine Entertainment Co. Holdings Ltd.	1,325,577	1.0
202,490		QBE Insurance Group Ltd.	1,641,121	1.2
51,408		Rio Tinto Ltd.	2,778,058	2.0
447,140	(1)	Santos Ltd.	1,731,598	1.2
566,738		Scentre Group	1,821,877	1.3
1,243,701		Sigma Healthcare Ltd.	745,003	0.5
883,232		Spark Infrastructure Group	1,750,249	1.3
150,452		Suncorp Group Ltd.	1,639,915	1.2
140,366		Westpac Banking Corp.	3,368,034	2.4
			26,668,700	19.3

		China: 30.0%
3,785,000		Agricultural Bank of China Ltd.	1,768,528	1.3
23,587	(1)	Alibaba Group Holding Ltd. ADR	4,176,786	3.0
281,500		Beijing Enterprises Holdings Ltd.	1,627,408	1.2
3,660,000		China BlueChemical Ltd.	1,021,547	0.7
4,763,960		China Construction Bank	4,179,142	3.0
416,500		China Mobile Ltd.	4,236,942	3.1
538,000		China Overseas Land & Investment Ltd.	1,717,023	1.2
728,000		China Resources Land Ltd.	2,105,480	1.5
1,197,531		China State Construction International Holdings Ltd.	1,558,788	1.1
1,094,000	(1)	China Unicom Hong Kong Ltd.	1,595,589	1.2
1,600,000		COSCO Shipping Ports, Ltd.	1,614,063	1.2
193,500		Hengan International Group Co., Ltd.	1,893,792	1.4
3,864,414		Industrial & Commercial Bank of China	3,022,593	2.2
2,258,000		Lenovo Group Ltd.	1,288,685	0.9
3,323,500		Parkson Retail Group Ltd.	469,505	0.3
4,170,000		PetroChina Co., Ltd.	2,813,911	2.0
586,000		Shanghai Industrial Holdings Ltd.	1,659,936	1.2
701,863		Shanghai Pharmaceuticals Holding Co. Ltd.	1,768,605	1.3
771,000		Shimao Property Holdings Ltd.	1,511,094	1.1
1,286,000		Zhejiang Expressway Co., Ltd.	1,541,195	1.1
			41,570,612	30.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Hong Kong: 6.8%
516,574	AIA Group Ltd.	$4,208,927	3.0
182,007	CLP Holdings Ltd.	1,856,156	1.4
9,270,000	Emperor Watch & Jewellery Ltd.	439,159	0.3
4,778,000	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,747,127	1.3
319,100	Television Broadcasts Ltd.	1,113,356	0.8
		9,364,725	6.8

	India: 8.0%
354,903	Coal India Ltd.	1,519,129	1.1
294,744	GAIL India Ltd.	2,144,673	1.5
418,645	ICICI Bank Ltd.	2,007,325	1.5
393,153	ITC Ltd.	1,561,210	1.1
684,969	NTPC Ltd.	1,924,351	1.4
256,813	Tech Mahindra Ltd.	1,948,600	1.4
		11,105,288	8.0

	Indonesia: 3.3%
3,291,000	Bank Negara Indonesia Persero Tbk PT	1,970,804	1.4
831,800	Indo Tambangraya Megah PT	1,302,658	0.9
1,927,500	Semen Indonesia Persero Tbk PT	1,339,531	1.0
		4,612,993	3.3

	Malaysia: 3.2%
2,149,213	Berjaya Sports Toto BHD	1,219,263	0.9
1,070,400	CIMB Group Holdings Bhd	1,583,548	1.1
2,146,900	IJM Corp. Bhd	1,622,184	1.2
		4,424,995	3.2

	New Zealand: 1.0%
286,783	Fletcher Building Ltd.	1,365,316	1.0

	Singapore: 1.1%
1,131,200	First Resources Ltd.	1,570,076	1.1

	South Korea: 13.5%
188,461	DGB Financial Group, Inc.	1,732,114	1.3
80,812	Hite Jinro Co. Ltd.	1,759,931	1.3
54,408	Kangwon Land, Inc.	1,857,346	1.3
47,750	Korea Electric Power Corp.	1,653,005	1.2
53,403	KT Corp.	1,502,528	1.1
38,725	LG Display Co., Ltd.	1,106,486	0.8
5,792	POSCO	1,779,043	1.3
1,633	Samsung Electronics Co., Ltd.	3,843,205	2.8
6,989	Samsung Fire & Marine Insurance Co. Ltd.	1,675,404	1.2
38,643	Shinhan Financial Group Co., Ltd.	1,724,100	1.2
		18,633,162	13.5

Voya Asia Pacific High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2017 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Taiwan: 7.9%
106,000	Catcher Technology Co., Ltd.	$1,149,480	0.8
1,573,000	Cathay Financial Holding Co., Ltd.	2,726,057	2.0
2,784,664	CTBC Financial Holding Co. Ltd.	1,863,999	1.3
122,265	MediaTek, Inc.	1,339,845	1.0
575,000	Quanta Computer, Inc.	1,182,213	0.8
359,292	Taiwan Semiconductor Manufacturing Co., Ltd.	2,713,933	2.0
		10,975,527	7.9

	United Kingdom: 1.3%
181,200	HSBC Holdings PLC (HKD)	1,809,359	1.3

	Total Common Stock
	(Cost $136,333,821)	132,100,753	95.4

PREFERRED STOCK: 3.0%
	South Korea: 3.0%
9,958	Hyundai Motor Co.	894,741	0.6
18,077	Hyundai Motor Co.- Series 2	1,802,301	1.3
751	Samsung Electronics Co., Ltd. - Pref	1,456,487	1.1

	Total Preferred Stock
	(Cost $2,692,279)	4,153,529	3.0

RIGHTS: –%
	Taiwan: –%
38,139	(1) Chinatrust Financial Holding Co., Ltd.	–	–

	Total Rights
	(Cost $–)	–	–

	Total Long-Term Investments
	(Cost $139,026,100)	136,254,282	98.4

SHORT-TERM INVESTMENTS: 1.5%
	Mutual Funds: 1.5%
2,105,143	(2) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.960%
	(Cost $2,105,143)	2,105,143	1.5

	Total Short-Term Investments
	(Cost $2,105,143)	2,105,143	1.5

	Total Investments in Securities (Cost $141,131,243)	$138,359,425	99.9
	Assets in Excess of Other Liabilities	133,067	0.1
	Net Assets	$138,492,492	100.0

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of November 30, 2017.

Sector Diversification	Percentage of Net Assets
Financials	29.5%
Information Technology	14.6
Industrials	8.0
Consumer Staples	6.8
Utilities	6.8
Telecommunication Services	6.7
Real Estate	6.5
Consumer Discretionary	6.5
Materials	6.0
Energy	5.2
Health Care	1.8
Rights	0.0
Short-Term Investments	1.5
Assets in Excess of Other Liabilities	0.1
Net Assets	100.0%

Voya Asia Pacific High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2017 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2017
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$26,668,700	$–	$26,668,700
China	5,717,981	35,852,631	–	41,570,612
Hong Kong	3,408,671	5,956,054	–	9,364,725
India	5,434,161	5,671,127	–	11,105,288
Indonesia	3,310,335	1,302,658	–	4,612,993
Malaysia	4,424,995	–	–	4,424,995
New Zealand	–	1,365,316	–	1,365,316
Singapore	–	1,570,076	–	1,570,076
South Korea	3,617,277	15,015,885	–	18,633,162
Taiwan	–	10,975,527	–	10,975,527
United Kingdom	–	1,809,359	–	1,809,359
Total Common Stock	25,913,420	106,187,333	–	132,100,753
Preferred Stock	1,802,301	2,351,228	–	4,153,529
Rights	–	–	–	–
Short-Term Investments	2,105,143	–	–	2,105,143
Total Investments, at fair value	$29,820,864	$108,538,561	$–	$138,359,425
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(338,617)	$–	$(338,617)
Total Liabilities	$–	$(338,617)	$–	$(338,617)

(1)	For the period ended November 30, 2017, as a result of the fair value pricing procedures for international equities utilized by the Fund certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At November 30, 2017, securities valued at $13,835,828 were transferred from Level 2 to Level 1 within the fair value hierarchy.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At November 30, 2017, the following OTC written equity options were outstanding for Voya Asia Pacific High Dividend Equity Income Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount	Premiums Received	Fair Value

S&P/ASX 200 Index	Morgan Stanley and Co. International PLC	Call	12/07/17	5,927.100	AUD	2,900	17,312,687	$147,223	$(137,025)
Hang Seng Index	Morgan Stanley and Co. International PLC	Call	12/07/17	28,568.540	HKD	2,200	64,190,170	109,443	(198,741)

Voya Asia Pacific High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2017 (Unaudited) (Continued)

Description	Counterparty		Expiration Date	Exercise Price		Number of Contracts		Premiums Received	Fair Value
Korea Stock Exchange KOSPI 200 Index	Morgan Stanley and Co. International PLC	Call	12/07/17	339.589	KRW	24,600,000	8,001,150,000	$91,881	$(570)
Taiwan Stock Exchange Weighted Index	Morgan Stanley and Co. International PLC	Call	12/07/17	10,812.190	TWD	17,600	185,863,744	58,004	(2,281)
								$406,551	$(338,617)

Currency Abbreviations
AUD	-	Australian Dollar
HKD	-	Hong Kong Sar Dollar
KRW	-	South Korean Won
TWD	-	Taiwan New Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of November 30, 2017 was as follows:

		Fair Value
Derivatives not accounted for as hedging instruments

Liability Derivatives	Instrument Type

Equity contracts	Written options	$338,617
Total Liability Derivatives		$338,617

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at November 30, 2017:

Morgan Stanley & Co. International PLC
Liabilities:
Written options	$338,617
Total Liabilities	$338,617

Net OTC derivative instruments by counterparty, at fair value	$(338,617)

Total collateral pledged by the Fund/(Received from counterparty)	$338,617

Net Exposure(1)(2)	$-

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

(2) At November 30, 2017, the Fund had pledged $590,000 in cash collateral to Morgan Stanley & Co. International PLC. Excess cash collateral is not shown for financial reporting purposes.

At November 30, 2017, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $141,079,246.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$15,416,870
Gross Unrealized Depreciation	(18,429,529)

Net Unrealized Depreciation	$(3,012,659)

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant's disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant's disclosure controls and procedures allow timely preparation and review of the information for the registrant's Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Asia Pacific High Dividend Equity Income Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 26, 2018

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 26, 2018